Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019
Class A common stock, par value	$ 0.0001	$ 0.0001
Class A common stock, shares subject to possible redemption	21,589,737	0
Class A common stock, redemption price per share	$ 10	$ 10
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Shares [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	380,000,000	380,000,000
Common stock, shares issued	1,410,263	0
Common stock, shares outstanding	1,410,263	0
Class B Shares [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	5,750,000	5,750,000
Common stock, shares outstanding	5,750,000	5,750,000
Class B Shares [Member] | Maximum [Member]
Common stock that were subject to forfeiture		750,000